Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions		Taxes	Royalties	Fees	Total Payments
Total	[1]	$ 817.1	$ 222.5	$ 13.4	$ 1,068.6
SOUTH AFRICA
Total	[1]	4.4	24.4	0.4	29.2
SOUTH AFRICA | South African Revenue Service (SARS) [Member]
Total	[1]	4.4	24.4		28.8
SOUTH AFRICA | The Compensation Commissioner for Occupational Diseases [Member]
Total	[1]			0.4	0.4
PERU
Total	[1]	67.5	15.6	1.7	84.8
PERU | Superintendencia de Administración Tributaria (SUNAT) [Member]
Total	[1]	67.5	15.6		83.1
PERU | Institución Geológico, Minero y Metalúrgico (INGEMMET) [Member]
Total	[1]			0.4	0.4
PERU | Autoridad Nacional del Agua (ANA) [Member]
Total	[1]			0.2	0.2
PERU | Organismo Supervisor de la Inversión en Energía y Minería (OSINERGMIN) [Member]
Total	[1]			0.7	0.7
PERU | Organismo de Evaluación y Fisicalización Ambiental (OEFA) [Member]
Total	[1]			0.4	0.4
AUSTRALIA
Total	[1]	464.0	87.1	9.0	560.1
AUSTRALIA | Australian Taxation Office [Member]
Total	[1]	447.6			447.6
AUSTRALIA | Department of Energy, Mines, Industry Regulation and Safety [Member]
Total	[1]		87.1	5.2	92.3
AUSTRALIA | Department of Finance [Member]
Total	[1]	16.4			16.4
AUSTRALIA | Department of Water and Environmental Regulation [Member]
Total	[1]			0.1	0.1
AUSTRALIA | Shire of Coolgardie [Member]
Total	[1]			1.7	1.7
AUSTRALIA | Shire of Laverton [Member]
Total	[1]			0.9	0.9
AUSTRALIA | Shire of Leonora [Member]
Total	[1]			1.1	1.1
GHANA
Total	[1]	269.9	95.4	2.1	367.4
GHANA | Ghana Revenue Authority [Member]
Total	[1]	269.9			269.9
GHANA | Minerals Income Investment Fund [Member]
Total	[1]		$ 95.4		95.4
GHANA | Minerals Commission [Member]
Total	[1]			2.1	2.1
CHILE
Total	[1]	9.6		0.2	9.8
CHILE | General Treasury of the Republic [Member]
Total	[1]	9.6			9.6
CHILE | Municipalidad de Las Condes [Member]
Total	[1]			$ 0.2	0.2
GIBRALTAR
Total	[1]	1.7			1.7
GIBRALTAR | Income Tax Office – Government of Gibraltar [Member]
Total	[1]	$ 1.7			$ 1.7

[1]
When payments are made in A$, C$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2025 were A$/US$: 0.64, C$/US$: 0.72, US$/ZAR: 17.88, US$/PEN: 3.57, US$/CLP: 950.98, US$/GH ₵ :11.70 and GBP/US$: 1.32 .